Earnings (Loss) Per Share - Antidilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	50,970,258	144,069,572	67,911,961	133,258,410
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	7,166,301	5,060,907	24,089,255	971,626
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	15,776,371	12,804,955	16,188,071	4,988,077
Restricted stock awards and restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	2,208,842	5,178,722
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)			1,815,891	6,273,719
Series A Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0	94,818,151	0	94,818,151
Founders Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0	26,206,837	0	26,206,837
Earn-out Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	25,818,744	0	25,818,744	0